Share Based Payments (Details) - Schedule of equity incentive plan shares in Thousands	12 Months Ended
Dec. 31, 2022 $ / shares shares
Schedule Of Equity Incentive Plan Abstract
Weighted Average exercise price (cents), Outstanding | $ / shares
Options, Outstanding | shares
Weighted Average exercise price (cents), Granted | $ / shares	$ 69
Options, Granted | shares	2,575
Weighted Average exercise price (cents), Forfeited/Cancelled | $ / shares
Options, Forfeited/Cancelled | shares
Weighted Average exercise price (cents), Exercised | $ / shares
Options, Exercised | shares
Weighted Average exercise price (cents), Outstanding | $ / shares	$ 69
Options, Outstanding | shares	2,575
Weighted Average exercise price (cents), Exercisable | $ / shares
Options, Exercisable | shares